Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

During the fiscal year ended December 31, 2021, the Company and Dante Caravagio entered into a side agreement in connection with his purchase of 400,000 shares of Class A Common Stock at $2.00 per share (the “Side Agreement”). The Side Agreement granted the holder a one year right to require the Company to repurchase his shares of Class A Common Stock at a price of $15.00 per share (the “Put Option Right”) in cash. The Put Option Right becomes exercisable upon the shares being considered freely tradeable and the holder not being an insider of the Company as defined by the SEC. To date these events have not occurred. In accordance with U.S. GAAP, the shares of Class A Common Stock are classified as mezzanine equity at their initial purchase price, and the Put Option Right is bifurcated from the host instrument and accounted for as a derivative liability in accordance with ASC 815 at fair value. See Note 7.

On December 9, 2025, the Company received proceeds of $200,000 from the issuance of two promissory notes which were issued to a director, and the chief financial officer respectively. The notes have a maturity date of December 31, 2028 and carry a 15% interest rate for which is to be paid quarterly beginning March 31, 2026. During the six months ended June 30, 2026, the Company received $100,000 in proceeds from an additional related party under the same terms. See Note 5.

During the six months ended June 30, 2026, officers, directors and other employees agreed to structure an aggregate of $3,446,454 of salary and bonuses into promissory notes. The notes carry interest at 15%, payable quarterly, and mature on July 1, 2029. Additionally, certain officers and a director hold a principal amount of $1,250,000 in Convertible Notes as of June 30, 2026. See Note 5.

NOTE 9 — RELATED PARTY TRANSACTIONS

On May 5, 2022, the Company entered into a Referral Fee and Consulting Agreement (the “Consulting Agreement”) with Alexandria VMA Capital, LLC (“Alexandria”), an entity controlled by Mr. Caravaggio, who became the Company’s CEO on December 17, 2023. Pursuant to the Consulting Agreement, Alexandria provided information and contacts with suitable investments and acquisition candidates for the Company’s initial business combination. In addition, Alexandria provided due diligence, purchasing and negotiating strategy advice, organizational and operational advice, and such other services as requested by the Company. In consideration of the services provided by Alexandria, the Company paid to Alexandria Capital a referral fee of $1,800,000 equal to 2% of the total value of the Company’s business combination, with half being paid by the issuance of 89,000 shares of the Company’s Class A Common Stock. No gain was recognized on the issuance of these shares for the difference in the fair value of the shares and the $900,000 payable due to the related party nature of the transaction. The remaining $900,000 was reflected as accounts payable. As of December 31, 2025 and 2024, the Company owes $0 and $403,000 of the fee, respectively.

During the fiscal year ended December 31, 2021, the Company and Dante Caravaggio entered into a side agreement in connection with his purchase of 400,000 shares of Class A Common Stock at $2.00 per share (the “Side Agreement”). The Side Agreement granted the holder a one year right to require the Company to repurchase his shares of Class A Common Stock at a price of $15.00 per share (the “Put Option Right”) in cash. The Put Option Right becomes exercisable upon the shares being considered freely tradeable and the holder not being an insider of the Company as defined by the SEC. To date these events have not occurred. In accordance with U.S. GAAP, the shares of Class A Common Stock are classified as mezzanine equity at their initial purchase price, and the Put Option Right is bifurcated from the host instrument and accounted for as a derivative liability in accordance with ASC 815 at fair value.

On January 20, 2023, January 27, 2023, and February 14, 2023, Mr. Caravaggio entered into Private Notes Payable with the Company. Pursuant to the Private Notes Payable, Mr. Caravaggio paid an aggregate amount of $179,000 and received promissory notes in the aggregate principal amount of $179,000, accruing interest at a rate of 15% per annum, and common stock warrants to purchase an aggregate of 179,000 shares of Class A Common Stock of the Company at an exercise price of $11.50 per share. The warrants issued to Mr. Caravaggio are identical to the Public Warrants that are publicly traded on the NYSE American under the symbol “EONR.WS” in all material respects, except that the warrants were not transferable, assignable or salable until 30 days after the Company’s initial business combination. The warrants are exercisable on the same basis as the Public Warrants. On November 13, 2023, pursuant to an Exchange Agreement, the Company agreed with Dante Caravaggio to exchange, in consideration of the surrender and forgiveness of an aggregate amount (including principal and interest accrued thereon) of $100,198 due under the Private Notes Payable, for 20,040 shares of Class A Common Stock at a price per share equal to $5.00 per share. The Company recognized a loss extinguishment of $101,204 in connection with this transaction. During the year ended December 31, 2025, the Company entered into a 2025 Exchange Agreement with Mr. Caravaggio to exchange $89,500 of principal and 179,000 of warrants into a convertible note with a principal amount of $268,500. See Note 5 for further information.

Pursuant to the Founder Pledge Agreement, upon the Closing, the Company issued 30,000 shares of Class A Common Stock to Dante Caravaggio, LLC, an entity controlled by Mr. Caravaggio with a fair value of $203,100.

On February 14, 2023, the Company entered into a consulting agreement with Donald Orr, the Company’s former President, which became effective upon the closing of the MIPA for a term of three years. Under the agreement, the Company will pay Mr. Orr an initial cash amount of $25,000, an initial award of 60,000 shares of common stock, a monthly payment of $8,000 for the first year of the agreement and $12,000 per month for the remaining two years, and two grants, each consisting of restricted stock units (“RSUs”) calculated by dividing $150,000 by the stock price on the one year and two year anniversary of the initial Business Combination. Each of the RSU awards will vest upon the one year and two-year anniversary of the grants. In the event of termination of Mr. Orr without cause, Mr. Orr will be entitled to 12 months of the monthly payment in effect at that time, and the RSU awards issued to Mr. Orr shall fully vest. The 60,000 RSU’s were approved by the Board and issued in March of 2024.

On February 15, 2023, the Company entered into a consulting agreement with Rhône Merchant House, Ltd. (“RMH Ltd”), a company controlled by the Company’s former Chairman and CEO Donald H. Goree, which became effective upon the closing of the MIPA for a term of three years. Under the agreement, the Company paid RMH Ltd an initial cash amount of $50,000, an initial award of 60,000 shares of common stock, a monthly payment of $22,000, and two grants, each consisting of RSUs calculated by dividing $250,000 by the stock price on the one year and two-year anniversary of the initial Business Combination. Each of the RSU awards will vest upon the one year and two-year anniversary of the grants. In the event of termination of RMH Ltd. without cause, RMH Ltd. would be entitled to $264,000, and the RSU awards issued to RMH Ltd. would fully vest.

Effective May 6, 2024, the Company and RMH Ltd. entered into a settlement and mutual release agreement pursuant to which the Company paid $100,000 in cash, with $50,000 paid on or before execution and the remaining $50,000 by July 24, 2024. The Company also agreed to issue 150,000 shares of Class A Common Stock subject to a contractual lockup as final consideration under the Consulting Agreement, which was deemed terminated effective May 6, 2024. RMH Ltd’s 60,000 RSU’s were forfeited as part of the agreement. The Company recognized $360,000 of stock-based compensation expense related to the Class A Common Shares.